UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
K&L Gates LLP
Paul J. Smith	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602-4207

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2015

Date of reporting period: 08/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

August 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (98.59%)
Agriculture, Foods, & Beverage (12.07%)
Archer-Daniels-Midland Co.	3,477,500	$156,452,725
Coca-Cola Co., The	2,054,600	80,786,872
Kellogg Co.	930,000	61,640,400
McCormick & Company Inc.	428,600	33,979,408
Nestle SA ADR	1,175,800	86,595,318
PepsiCo Inc.	641,400	59,605,302

		479,060,025

Banks (5.21%)
M&T Bank Corp.	213,400	25,232,416
Northern Trust Corp.	422,700	29,521,368
U.S. Bancorp	257,900	10,922,065
Wells Fargo & Co.	2,643,100	140,956,523

		206,632,372

Building Materials & Construction (2.45%)
Vulcan Materials Co.	1,039,200	97,289,904

Chemicals (14.50%)
Air Products & Chemicals Inc.	830,000	115,809,900
Croda International PLC	25,800	1,144,796
E.I. du Pont de Nemours & Co.	229,200	11,803,800
International Flavors & Fragrances Inc.	525,000	57,513,750
Novozymes A/S B Shares	135,300	5,892,078
Sigma-Aldrich Corp.	2,750,000	383,377,500

		575,541,824

Computer Software & Services (1.98%)
Automatic Data Processing Inc.	109,900	8,497,468
CDK Global Inc.	36,633	1,814,799
Facebook Inc. Class A (a)	82,675	7,393,625
Google Inc. Class A (a)	73,438	47,574,605
Google Inc. Class C (a)	5,916	3,657,567
SAP SE	144,800	9,742,837

		78,680,901

Computers (4.37%)
Apple Inc.	778,235	87,753,779
International Business Machines Corp.	580,000	85,776,200

		173,529,979

Consumer & Marketing (5.67%)
AptarGroup Inc.	677,405	45,630,001
Colgate-Palmolive Co.	872,600	54,808,006
Procter & Gamble Co., The	1,765,155	124,743,504

		225,181,511

Electronic/Electrical Manufacturing (3.96%)
Emerson Electric Co.	729,400	34,806,968
General Electric Co.	2,921,700	72,516,594
Keysight Technolgies Inc. (a)	274,035	8,780,081
Linear Technology Corp.	1,023,400	41,222,552

		157,326,195

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.83%)
Berkshire Hathaway Inc. Class A (a)	162	$32,810,022
Berkshire Hathaway Inc. Class B (a)	143	19,168

		32,829,190

Health Care (14.91%)
Abbott Laboratories	847,500	38,383,275
AbbVie Inc.	847,500	52,892,475
Agilent Technologies Inc.	548,071	19,900,458
Amgen Inc.	159,250	24,170,965
Celgene Corp. (a)	61,800	7,297,344
Eli Lilly and Co.	997,000	82,102,950
Johnson & Johnson	2,481,600	233,220,768
Merck & Co. Inc.	296,750	15,979,988
Novo Nordisk A/S Sponsored ADR	174,600	9,650,142
Pfizer Inc.	2,239,031	72,141,579
Roche Holdings Ltd. Sponsored ADR	132,900	4,539,200
Zoetis Inc.	705,696	31,664,580

		591,943,724

Machinery & Manufacturing (7.19%)
3M Co.	564,000	80,166,958
ASML Holding NV NY Reg. Shares	96,650	8,797,083
Caterpillar Inc.	877,700	67,091,388
Deere & Co.	42,900	3,508,362
Donaldson Company Inc.	112,800	3,531,768
HNI Corp.	1,439,200	67,268,208
Illinois Tool Works Inc.	652,500	55,155,825

		285,519,592

Media & Broadcasting (7.00%)
Walt Disney Co., The	2,728,640	277,993,843

Mining & Metals (2.30%)
BHP Billiton PLC	941,859	16,358,467
Nucor Corp.	531,200	22,995,648
Rio Tinto PLC	476,280	17,450,463
Rio Tinto PLC ADR	907,200	33,312,384
South32 Ltd. (a)	941,859	1,029,630

		91,146,592

Oil & Gas (9.90%)
BG Group PLC	3,199,100	48,818,739
Chevron Corp.	1,060,000	85,849,400
Devon Energy Corp.	212,204	9,052,623
Dril-Quip Inc. (a)	16,100	1,109,934
Exxon Mobil Corp.	2,615,200	196,767,648
Imperial Oil Ltd.	25,300	891,825
Noble Energy Inc.	89,300	2,983,513
Royal Dutch Shell PLC ADR Class A	456,900	24,179,148
Schlumberger Ltd.	113,200	8,758,284
Spectra Energy Corp.	399,950	11,626,546
Tidewater Inc.	154,191	2,764,645

		392,802,305

See accompanying notes to schedules of investments.	1

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Retailers (2.19%)
Wal-Mart Stores Inc.	1,339,100	$86,679,943

Telecom & Telecom Equipment (3.07%)
AT&T Inc.	2,140,534	71,065,729
Corning Inc.	1,284,600	22,107,966
Verizon Communications Inc.	624,900	28,751,649

		121,925,344

Transportation (0.44%)
GATX Corp.	190,700	9,452,999
Union Pacific Corp.	95,150	8,158,161

		17,611,160

Utilities & Energy (0.55%)
Duke Energy Corp.	306,966	21,766,959

Total Common Stocks
(cost $1,233,146,223)		3,913,461,363

Short-term Investments (0.98%)
JPMorgan U.S. Government Money Market Fund	38,777,274	38,777,274

Total Short-term Investments
(cost $38,777,274)		38,777,274

TOTAL INVESTMENTS (99.57%)
(cost $1,271,923,497)		3,952,238,637
OTHER ASSETS, NET OF LIABILITIES (0.43%)		17,001,728

NET ASSETS (100.00%)		$3,969,240,365

(a)	Non-income producing security.

ADR - American Depositary Receipt

2	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

August 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (60.34%)
Agriculture, Foods, & Beverage (6.62%)
Archer-Daniels-Midland Co.	940,561	$42,315,839
Campbell Soup Co.	26,000	1,247,740
Coca-Cola Co., The	410,000	16,121,200
Kellogg Co.	310,000	20,546,800
Nestle SA ADR	252,500	18,596,120
PepsiCo Inc.	110,100	10,231,593

		109,059,292

Banks (3.41%)
M&T Bank Corp.	58,300	6,893,392
Northern Trust Corp.	104,700	7,312,248
U.S. Bancorp	48,300	2,045,505
Wells Fargo & Co.	747,600	39,869,508

		56,120,653

Building Materials & Construction (0.91%)
Vulcan Materials Co.	160,200	14,997,924

Chemicals (7.83%)
Air Products & Chemicals Inc.	230,000	32,091,900
Dow Chemical Co., The	69,000	3,019,440
E.I. du Pont de Nemours & Co.	132,105	6,803,408
International Flavors & Fragrances Inc.	120,000	13,146,000
Novozymes A/S B Shares	124,350	5,415,224
Sigma-Aldrich Corp.	491,000	68,450,310

		128,926,282

Computer Software & Services (2.33%)
Automatic Data Processing Inc.	47,400	3,664,968
CDK Global Inc.	15,800	782,732
Facebook Inc. Class A (a)	49,575	4,433,492
Google Inc. Class A (a)	36,687	23,766,572
Google Inc. Class C (a)	3,559	2,200,352
SAP SE	52,800	3,552,637

		38,400,753

Computers (3.54%)
Apple Inc.	318,176	35,877,526
International Business Machines Corp.	152,100	22,494,069

		58,371,595

Consumer & Marketing (3.25%)
AptarGroup Inc.	134,100	9,032,976
Colgate-Palmolive Co.	80,000	5,024,800
Procter & Gamble Co., The	477,700	33,759,059
Unilever NV New York Shares	140,760	5,647,291

		53,464,126

Electronic/Electrical Manufacturing (1.94%)
Emerson Electric Co.	98,600	4,705,192
General Electric Co.	796,300	19,764,166
Keysight Technolgies Inc. (a)	71,893	2,303,452
Linear Technology Corp.	130,100	5,240,428

		32,013,238

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.42%)
Berkshire Hathaway Inc. Class A (a)	34	$6,886,054
Berkshire Hathaway Inc. Class B (a)	533	71,443

		6,957,497

Health Care (7.86%)
Abbott Laboratories	92,000	4,166,680
AbbVie Inc.	92,000	5,741,720
Agilent Technologies Inc.	143,787	5,220,906
Amgen Inc.	70,750	10,738,435
Eli Lilly and Co.	212,000	17,458,200
Johnson & Johnson	417,700	39,255,446
Medtronic PLC	21,600	1,561,464
Merck & Co. Inc.	103,200	5,557,320
Novo Nordisk A/S Sponsored ADR	107,700	5,952,579
Pfizer Inc.	728,140	23,460,671
Zoetis Inc.	229,495	10,297,441

		129,410,862

Machinery & Manufacturing (4.29%)
3M Co.	124,600	17,710,642
ASML Holding NV NY Reg. Shares	82,440	7,503,689
Caterpillar Inc.	262,400	20,057,856
Deere & Co.	38,700	3,164,886
Donaldson Company Inc.	115,800	3,625,698
HNI Corp.	160,000	7,478,400
Illinois Tool Works Inc.	130,600	11,039,618

		70,580,789

Media & Broadcasting (6.60%)
Lee Enterprises Inc. Class A (a)	84,000	156,240
Walt Disney Co., The	1,065,995	108,603,571

		108,759,811

Mining & Metals (2.37%)
BHP Billiton PLC	169,900	2,950,870
Newmont Mining Corp.	29,200	498,444
Nucor Corp.	436,800	18,909,072
Rio Tinto PLC	153,825	5,636,007
Rio Tinto PLC ADR	293,000	10,758,960
South32 Ltd. (a)	169,900	185,733

		38,939,086

Oil & Gas (5.60%)
BG Group PLC	256,800	3,918,806
Chevron Corp.	288,000	23,325,120
Devon Energy Corp.	76,170	3,249,412
Exxon Mobil Corp.	512,400	38,552,976
Noble Energy Inc.	39,800	1,329,718
Royal Dutch Shell PLC ADR Class A	216,400	11,451,888
Schlumberger Ltd.	104,990	8,123,076
Spectra Energy Corp.	79,650	2,315,426

		92,266,422

See accompanying notes to schedules of investments.	3

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Retailers (1.09%)
Wal-Mart Stores Inc.	276,700	$17,910,791

Telecom & Telecom Equipment (1.63%)
AT&T Inc.	533,359	17,707,519
Corning Inc.	372,300	6,407,283
Verizon Communications Inc.	57,800	2,659,378

		26,774,180

Transportation (0.34%)
GATX Corp.	68,200	3,380,674
Union Pacific Corp.	25,650	2,199,231

		5,579,905

Utilities & Energy (0.31%)
Duke Energy Corp.	72,333	5,129,133

Total Common Stocks
(cost $362,028,048)		993,662,339

	Principal amount	Value
Corporate Bonds (21.06%)
Aerospace/Defense (0.42%)
Precision Castparts Corp.
2.250%, 06/15/2020	$1,000,000	$999,673
Lockheed Martin Corp.
3.350%, 09/15/2021	1,000,000	1,022,542
Boeing Co.
2.350%, 10/30/2021	1,000,000	987,320
2.850%, 10/30/2024	1,000,000	977,866
Raytheon Co.
3.150%, 12/15/2024	1,000,000	989,610
Lockheed Martin Corp.
2.900%, 03/01/2025	1,000,000	945,102
Precision Castparts Corp.
3.250%, 06/15/2025	1,000,000	982,943

		6,905,056

Agriculture, Foods, & Beverage (1.46%)
Bottling Group LLC
5.500%, 04/01/2016	1,000,000	1,027,989
Hershey Co.
5.450%, 09/01/2016	500,000	523,309
Kraft Foods Inc.
6.500%, 08/11/2017	1,000,000	1,093,338
Sysco Corp.
5.250%, 02/12/2018	1,000,000	1,087,591
PepsiCo Inc.
5.000%, 06/01/2018	1,000,000	1,092,005
Coca-Cola Co., The
2.450%, 11/01/2020	1,000,000	1,009,913
Kellogg Co.
4.000%, 12/15/2020	2,000,000	2,124,380
PepsiCo Inc.
2.750%, 03/05/2022	1,000,000	989,138

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
JM Smucker Co., The (b)
3.000%, 03/15/2022	$1,000,000	$980,729
Kellogg Co.
3.125%, 05/17/2022	1,000,000	1,004,322
Sysco Corp.
2.600%, 06/12/2022	1,000,000	967,943
Campbell Soup Co.
2.500%, 08/02/2022	1,000,000	942,136
Kellogg Co.
2.750%, 03/01/2023	1,000,000	977,232
PepsiCo Inc.
2.750%, 03/01/2023	1,000,000	980,710
Coca-Cola Co., The
2.500%, 04/01/2023	2,000,000	1,936,816
Hershey Co.
2.625%, 05/01/2023	1,300,000	1,261,560
Mondelez International Inc.
4.000%, 02/01/2024	1,000,000	1,024,687
General Mills Inc.
3.650%, 02/15/2024	1,000,000	1,017,791
PepsiCo Inc.
3.600%, 03/01/2024	1,000,000	1,022,069
JM Smucker Co., The (b)
3.500%, 03/15/2025	1,000,000	967,675
Pepsico Inc.
3.500%, 07/17/2025	1,000,000	1,011,899
Hershey Co.
3.200%, 08/21/2025	1,000,000	1,001,722

		24,044,954

Automotive (0.46%)
American Honda Finance Corp.
2.125%, 10/10/2018	500,000	502,710
Toyota Motor Credit Corp.
2.000%, 10/24/2018	1,000,000	1,002,328
2.100%, 01/17/2019	500,000	502,772
Daimler Finance NA LLC (b)
2.250%, 03/02/2020	500,000	488,017
Johnson Controls Inc.
4.250%, 03/01/2021	2,000,000	2,079,878
Toyota Motor Credit Corp.
2.750%, 05/17/2021	1,000,000	1,007,232
3.300%, 01/12/2022	1,000,000	1,026,869
2.625%, 01/10/2023	1,000,000	973,264

		7,583,070

Banks (0.84%)
Wachovia Bank NA
5.600%, 03/15/2016	750,000	769,340
Bank of America NA
6.000%, 06/15/2016	1,000,000	1,035,993
5.300%, 03/15/2017	500,000	526,702
Wachovia Corp.
5.750%, 06/15/2017	750,000	806,710

4	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Wachovia Bank NA
6.000%, 11/15/2017	$500,000	$546,249
Wells Fargo & Co.
5.625%, 12/11/2017	500,000	544,278
Bank of New York Mellon Corp.
2.100%, 08/01/2018	1,000,000	1,008,417
US Bancorp
1.950%, 11/15/2018	1,000,000	1,004,964
Wells Fargo & Co.
2.150%, 01/15/2019	500,000	501,092
Bank of New York Mellon Corp.
2.200%, 03/04/2019	1,000,000	1,004,013
State Street Corp.
2.550%, 08/18/2020	1,000,000	1,006,600
Wells Fargo & Co.
3.000%, 01/22/2021	1,000,000	1,016,677
US Bancorp
3.000%, 03/15/2022	1,000,000	1,010,592
3.700%, 01/30/2024	500,000	518,090
Bank of New York Mellon Corp.
3.650%, 02/04/2024	1,000,000	1,022,249
State Street Corp.
3.300%, 12/16/2024	1,000,000	997,507
3.550%, 08/18/2025	500,000	502,655

		13,822,128

Chemicals (0.39%)
Monsanto Co.
1.850%, 11/15/2018	500,000	500,615
Praxair Inc.
2.450%, 02/15/2022	2,000,000	1,928,992
Monsanto Co.
2.200%, 07/15/2022	1,300,000	1,196,387
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	1,000,000	957,722
Praxair Inc.
2.700%, 02/21/2023	1,000,000	977,393
Monsanto Co.
2.850%, 04/15/2025	1,000,000	920,525

		6,481,634

Commercial Service/Supply (0.16%)
Pitney Bowes Inc.
5.750%, 09/15/2017	500,000	538,376
Cintas Corp. No. 2
3.250%, 06/01/2022	2,000,000	2,032,486

		2,570,862

Computer Software & Services (0.84%)
Oracle Corp.
2.375%, 01/15/2019	1,000,000	1,015,063
Microsoft Corp.
4.000%, 02/08/2021	2,000,000	2,173,922

	Principal amount	Value
Corporate Bonds (Cont.)
Computer Software & Services (Cont.)
2.125%, 11/15/2022	$2,000,000	$1,919,274
Intel Corp.
2.700%, 12/15/2022	2,000,000	1,940,368
Microsoft Corp.
2.375%, 05/01/2023	1,000,000	954,160
Texas Instruments Inc.
2.250%, 05/01/2023	3,000,000	2,851,458
Oracle Corp.
3.625%, 07/15/2023	1,000,000	1,024,129
Google Inc.
3.375%, 02/25/2024	1,000,000	1,018,825
Intel Corp.
3.700%, 07/29/2025	1,000,000	1,011,403

		13,908,602

Computers (0.37%)
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,087,935
1.875%, 05/15/2019	3,000,000	2,971,368
1.625%, 05/15/2020	2,000,000	1,954,626

		6,013,929

Consumer & Marketing (1.32%)
Procter & Gamble Co., The
3.150%, 09/01/2015	2,000,000	2,000,000
Kimberly-Clark Corp.
6.125%, 08/01/2017	1,500,000	1,638,004
Danaher Corp.
5.625%, 01/15/2018	1,000,000	1,094,902
Unilever Capital Corp.
2.200%, 03/06/2019	1,000,000	1,011,009
Kimberly-Clark Corp.
1.900%, 05/22/2019	500,000	500,392
Unilever Capital Corp.
4.250%, 02/10/2021	3,000,000	3,285,342
Procter & Gamble Co., The
2.300%, 02/06/2022	1,000,000	985,982
Colgate-Palmolive Co.
2.300%, 05/03/2022	2,000,000	1,957,130
1.950%, 02/01/2023	1,000,000	952,973
2.100%, 05/01/2023	2,000,000	1,909,696
NIKE Inc.
2.250%, 05/01/2023	1,500,000	1,434,252
Kimberly-Clark Corp.
2.400%, 06/01/2023	1,000,000	963,036
Procter & Gamble Co., The
3.100%, 08/15/2023	2,000,000	2,035,804
Unilever Capital Corp.
3.100%, 07/30/2025	1,000,000	995,307

See accompanying notes to schedules of investments.	5

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
Kimberly-Clark Corp.
3.050%, 08/15/2025	$1,000,000	$993,453

		21,757,282

Electronic/Electrical Manufacturing (0.49%)
Emerson Electric Co.
5.375%, 10/15/2017	1,000,000	1,083,613
5.250%, 10/15/2018	500,000	551,428
2.625%, 12/01/2021	1,000,000	1,000,847
Siemens Financieringsmaatschappij NV (b)
2.900%, 05/27/2022	500,000	493,908
General Electric Co.
2.700%, 10/09/2022	1,000,000	977,713
Emerson Electric Co.
2.625%, 02/15/2023	1,000,000	981,301
General Electric Co.
3.375%, 03/11/2024	1,000,000	1,013,795
Siemens Financieringsmaatschappij NV (b)
3.250%, 05/27/2025	1,000,000	983,591
Emerson Electric Co.
3.150%, 06/01/2025	1,000,000	993,990

		8,080,186

Financial Services (0.53%)
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	518,624
General Electric Capital Corp.
5.375%, 10/20/2016	500,000	523,610
5.400%, 02/15/2017	500,000	529,368
5.625%, 09/15/2017	500,000	540,758
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,500,000	1,618,896
General Electric Capital Corp.
5.625%, 05/01/2018	500,000	549,208
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,066,585
General Electric Capital Corp.
3.150%, 09/07/2022	1,000,000	1,005,533
JPMorgan Chase & Co.
3.200%, 01/25/2023	1,000,000	985,385
3.625%, 05/13/2024	500,000	499,097
3.125%, 01/23/2025	1,000,000	958,282

		8,795,346

Health Care (2.21%)
Baxter International Inc.
1.850%, 01/15/2017	1,000,000	1,004,911
Amgen Inc.
5.850%, 06/01/2017	1,000,000	1,074,179
Johnson & Johnson
5.550%, 08/15/2017	1,000,000	1,085,654

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
AstraZeneca PLC
5.900%, 09/15/2017	$750,000	$817,428
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,106,840
Baxter International Inc.
5.375%, 06/01/2018	2,000,000	2,190,618
Eli Lilly and Co.
1.950%, 03/15/2019	1,000,000	1,004,859
Pfizer Inc.
2.100%, 05/15/2019	1,000,000	1,005,162
Amgen Inc.
2.200%, 05/22/2019	1,000,000	992,460
AstraZeneca PLC
1.950%, 09/18/2019	500,000	496,320
Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	988,127
Abbott Laboratories
2.550%, 03/15/2022	1,000,000	979,170
Medtronic Inc.
3.125%, 03/15/2022	2,000,000	2,020,818
EMD Finance LLC (b)
2.950%, 03/19/2022	1,000,000	980,242
Bristol-Myers Squibb Co.
2.000%, 08/01/2022	1,500,000	1,419,030
Merck & Co. Inc.
2.400%, 09/15/2022	1,000,000	963,003
Novartis Capital Corp.
2.400%, 09/21/2022	2,000,000	1,945,308
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	1,000,000	977,216
Medtronic Inc.
2.750%, 04/01/2023	500,000	481,960
Merck & Co. Inc.
2.800%, 05/18/2023	3,000,000	2,945,787
Pfizer Inc.
3.000%, 06/15/2023	2,000,000	1,976,552
Johnson & Johnson
3.375%, 12/05/2023	1,500,000	1,570,924
Medtronic Inc.
3.625%, 03/15/2024	1,000,000	1,015,229
Novartis Capital Corp.
3.400%, 05/06/2024	1,500,000	1,532,752
Pfizer Inc.
3.400%, 05/15/2024	1,000,000	1,001,683
Stryker Corp.
3.375%, 05/15/2024	1,000,000	993,745
Amgen Inc.
3.625%, 05/22/2024	1,000,000	986,921
Abbott Laboratories
2.950%, 03/15/2025	1,000,000	964,732
EMD Finance LLC (b)
3.250%, 03/19/2025	1,000,000	955,757

6	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Eli Lilly and Co.
2.750%, 06/01/2025	$1,000,000	$969,963

		36,447,350

Machinery & Manufacturing (1.76%)
Eaton Corp.
5.300%, 03/15/2017	1,500,000	1,589,097
John Deere Capital Corp.
5.500%, 04/13/2017	1,000,000	1,071,180
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,081,325
United Technologies Corp.
5.375%, 12/15/2017	1,500,000	1,630,514
Dover Corp.
5.450%, 03/15/2018	1,000,000	1,093,264
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	1,000,000	1,097,333
3M Co.
1.625%, 06/15/2019	2,000,000	1,997,400
John Deere Capital Corp.
2.800%, 03/04/2021	500,000	504,880
Caterpillar Inc.
3.900%, 05/27/2021	2,000,000	2,137,928
John Deere Capital Corp.
2.750%, 03/15/2022	1,000,000	986,221
Caterpillar Financial Services Corp.
2.850%, 06/01/2022	1,000,000	982,144
United Technologies Corp.
3.100%, 06/01/2022	1,000,000	1,003,260
Deere & Co.
2.600%, 06/08/2022	2,000,000	1,951,490
Covidien International
3.200%, 06/15/2022	2,000,000	1,999,878
3M Co.
2.000%, 06/26/2022	1,500,000	1,449,163
Thermo Fisher Scientific Inc.
3.150%, 01/15/2023	1,000,000	981,700
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	1,000,000	974,148
Covidien International
2.950%, 06/15/2023	1,000,000	975,414
Honeywell International Inc.
3.350%, 12/01/2023	1,000,000	1,031,734
Caterpillar Inc.
3.400%, 05/15/2024	1,000,000	1,004,830
John Deere Capital Corp.
3.350%, 06/12/2024	1,500,000	1,507,374
3M Co.
3.000%, 08/07/2025	2,000,000	2,000,816

		29,051,093

Media & Broadcasting (0.43%)
Walt Disney Co., The
6.000%, 07/17/2017	1,000,000	1,092,370
1.850%, 05/30/2019	2,000,000	1,999,524

	Principal amount	Value
Corporate Bonds (Cont.)
Media & Broadcasting (Cont.)
Comcast Corp.
3.125%, 07/15/2022	$2,000,000	$2,011,492
Reed Elsevier Capital
3.125%, 10/15/2022	1,000,000	970,357
Comcast Corp.
3.600%, 03/01/2024	1,000,000	1,020,587

		7,094,330

Mining & Metals (0.62%)
BHP Billiton Finance USA Ltd.
5.250%, 12/15/2015	2,000,000	2,026,238
5.400%, 03/29/2017	500,000	530,781
Rio Tinto Finance USA PLC
2.250%, 12/14/2018	500,000	496,448
Alcoa Inc.
5.720%, 02/23/2019	2,244,000	2,356,200
Rio Tinto Finance USA Ltd.
3.500%, 11/02/2020	500,000	516,274
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	1,000,000	998,713
Alcoa Inc.
5.870%, 02/23/2022	756,000	782,460
Rio Tinto Finance USA PLC
2.875%, 08/21/2022	1,000,000	950,155
BHP Billiton Finance USA Ltd.
3.850%, 09/30/2023	500,000	506,912
Rio Tinto Finance USA Ltd.
3.750%, 06/15/2025	1,000,000	968,045

		10,132,226

Oil & Gas (1.91%)
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	524,248
Shell International Finance
5.200%, 03/22/2017	1,000,000	1,061,076
Total Capital International SA
1.550%, 06/28/2017	1,500,000	1,508,274
Marathon Oil Corp.
5.900%, 03/15/2018	1,000,000	1,086,518
ConocoPhillips
5.200%, 05/15/2018	1,000,000	1,088,175
Shell International Finance
1.900%, 08/10/2018	1,000,000	1,007,075
Total Capital SA
2.125%, 08/10/2018	1,000,000	1,010,572
Chevron Corp.
4.950%, 03/03/2019	3,000,000	3,298,575
BP Capital Markets PLC
4.750%, 03/10/2019	3,000,000	3,269,199
Exxon Mobil Corp.
1.819%, 03/15/2019	1,000,000	1,000,512
Shell International Finance
4.300%, 09/22/2019	1,000,000	1,079,846
Total Capital International SA
2.750%, 06/19/2021	1,000,000	1,004,313

See accompanying notes to schedules of investments.	7

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Exxon Mobil Corp.
2.397%, 03/06/2022	$1,000,000	$974,518
Trans-Canada Pipelines
2.500%, 08/01/2022	2,000,000	1,866,780
Shell International Finance
2.375%, 08/21/2022	1,000,000	954,851
Chevron Corp.
2.355%, 12/05/2022	1,000,000	948,406
Total Capital International SA
2.700%, 01/25/2023	1,000,000	957,688
Occidental Petroleum Corp.
2.700%, 02/15/2023	2,000,000	1,899,578
Chevron Corp.
3.191%, 06/24/2023	1,000,000	1,001,364
Total Capital Canada Ltd.
2.750%, 07/15/2023	500,000	476,900
Schlumberger Investment
3.650%, 12/01/2023	1,000,000	1,020,167
Exxon Mobil Corp.
3.176%, 03/15/2024	2,000,000	2,024,276
2.709%, 03/06/2025	1,000,000	976,334
Shell International Finance
3.250%, 05/11/2025	1,000,000	979,148
Occidental Petroleum Corp.
3.500%, 06/15/2025	500,000	499,330

		31,517,723

Retailers (1.65%)
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,005,214
Home Depot Inc.
5.400%, 03/01/2016	1,000,000	1,024,145
Target Corp.
5.875%, 07/15/2016	1,300,000	1,358,208
Lowe’s Companies Inc.
5.400%, 10/15/2016	1,000,000	1,049,467
Target Corp.
5.375%, 05/01/2017	1,500,000	1,607,434
6.000%, 01/15/2018	500,000	550,818
Wal-Mart Stores Inc.
5.800%, 02/15/2018	1,000,000	1,107,840
McDonald’s Corp.
5.350%, 03/01/2018	1,000,000	1,088,058
Home Depot Inc.
2.250%, 09/10/2018	1,000,000	1,020,448
CVS Caremark Corp.
2.250%, 12/05/2018	1,000,000	1,009,317
Target Corp.
2.300%, 06/26/2019	1,000,000	1,014,698
Wal-Mart Stores Inc.
4.250%, 04/15/2021	2,000,000	2,184,910
McDonald’s Corp.
3.625%, 05/20/2021	2,000,000	2,096,294
TJX Companies Inc., The
2.750%, 06/15/2021	1,000,000	1,002,665

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
McDonald’s Corp.
2.625%, 01/15/2022	$1,000,000	$971,434
Lowe’s Companies Inc.
3.120%, 04/15/2022	1,000,000	1,008,177
Home Depot Inc.
2.625%, 06/01/2022	500,000	491,806
CVS Health Corp.
3.500%, 07/20/2022	1,000,000	1,019,683
Home Depot Inc.
2.700%, 04/01/2023	2,000,000	1,947,608
Wal-Mart Stores Inc.
2.550%, 04/11/2023	1,000,000	962,707
CVS Caremark Corp.
4.000%, 12/05/2023	1,000,000	1,042,818
Wal-Mart Stores Inc.
3.300%, 04/22/2024	500,000	504,839
McDonald’s Corp.
3.250%, 06/10/2024	1,000,000	989,795
Target Corp.
3.500%, 07/01/2024	1,000,000	1,028,481

		27,086,864

Telecom & Telecom Equipment (0.81%)
AT&T Inc.
2.375%, 11/27/2018	1,000,000	1,005,686
2.300%, 03/11/2019	1,000,000	995,751
Verizon Communications Inc.
4.500%, 09/15/2020	1,000,000	1,074,249
3.450%, 03/15/2021	1,000,000	1,021,976
AT&T Inc.
3.000%, 02/15/2022	3,000,000	2,885,001
Vodafone Group PLC
2.500%, 09/26/2022	1,000,000	915,125
Verizon Communications Inc.
2.450%, 11/01/2022	2,000,000	1,870,810
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	942,250
Cisco Systems Inc.
3.625%, 03/04/2024	1,000,000	1,031,359
Verizon Communications Inc.
4.150%, 03/15/2024	1,000,000	1,021,806
Cisco Systems Inc.
3.500%, 06/15/2025	500,000	508,448

		13,272,461

Transportation (0.58%)
United Parcel Service Inc.
5.500%, 01/15/2018	1,000,000	1,096,874
Union Pacific Corp.
2.250%, 02/15/2019	1,000,000	1,012,632
Burlington Northern Santa Fe
3.050%, 09/01/2022	500,000	492,316
United Parcel Service Inc.
2.450%, 10/01/2022	2,000,000	1,959,690

8	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Transportation (Cont.)
Burlington Northern Santa Fe
3.000%, 03/15/2023	$1,500,000	$1,452,315
Union Pacific Corp.
2.750%, 04/15/2023	1,000,000	974,926
Norfolk Southern Corp.
3.850%, 01/15/2024	1,000,000	1,017,433
Burlington Northern Santa Fe
3.750%, 04/01/2024	1,000,000	1,019,167
Union Pacific Corp.
3.250%, 08/15/2025	500,000	494,575

		9,519,928

Utilities & Energy (3.81%)
Georgia Power Co.
5.250%, 12/15/2015	2,000,000	2,025,646
Union Electric Co.
5.400%, 02/01/2016	2,000,000	2,037,044
Consolidated Edison Co. of New York
5.300%, 12/01/2016	1,000,000	1,047,149
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,074,345
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	540,094
NSTAR Electric Co.
5.625%, 11/15/2017	1,500,000	1,633,798
Northern States Power Co.
5.250%, 03/01/2018	1,000,000	1,086,814
PECO Energy Co.
5.350%, 03/01/2018	1,000,000	1,092,593
Commonwealth Edison Co.
5.800%, 03/15/2018	500,000	550,878
Ameren Union Electric
6.000%, 04/01/2018	1,000,000	1,094,611
Consolidated Edison Co. of New York
5.850%, 04/01/2018	500,000	551,992
Duke Energy Carolinas
5.100%, 04/15/2018	1,000,000	1,086,934
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	546,606
2.300%, 09/15/2018	1,000,000	1,016,565
MidAmerican Energy Co.
2.400%, 03/15/2019	1,500,000	1,523,896
Public Service Electric and Gas Co.
1.800%, 06/01/2019	1,000,000	991,313
Kentucky Utilities
3.250%, 11/01/2020	500,000	519,200
Southern California Edison Co.
3.875%, 06/01/2021	2,000,000	2,128,146
San Diego Gas & Electric Co.
3.000%, 08/15/2021	500,000	512,662
Southern California Edison Co.
2.400%, 02/01/2022	1,000,000	978,386
Carolina Power & Light Co.
2.800%, 05/15/2022	2,000,000	1,967,274
Consumers Energy Co.
2.850%, 05/15/2022	1,000,000	994,971

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Georgia Power Co.
2.850%, 05/15/2022	$1,000,000	$966,591
Detroit Edison Co.
2.650%, 06/15/2022	500,000	488,033
CenterPoint Energy Houston LLC
2.250%, 08/01/2022	1,000,000	957,508
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	1,000,000	979,253
Northern States Power Co.
2.150%, 08/15/2022	500,000	474,396
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	950,351
Ameren Illinois Co.
2.700%, 09/01/2022	1,000,000	978,434
PPL Electric Utilities
2.500%, 09/01/2022	1,000,000	965,183
PECO Energy Co.
2.375%, 09/15/2022	500,000	482,433
Public Service Company of Colorado
2.250%, 09/15/2022	1,000,000	955,708
Tampa Electric Co.
2.600%, 09/15/2022	500,000	482,754
NSTAR Electric Co.
2.375%, 10/15/2022	500,000	479,987
Public Service Company of Colorado
2.500%, 03/15/2023	1,000,000	963,389
Virginia Electric & Power Co.
2.750%, 03/15/2023	1,000,000	973,322
Northern States Power Co.
2.600%, 05/15/2023	1,000,000	971,831
Public Service Electric and Gas Co.
2.375%, 05/15/2023	2,000,000	1,910,526
Florida Power & Light Co.
2.750%, 06/01/2023	2,000,000	1,964,644
Pacificorp
2.950%, 06/01/2023	1,000,000	987,509
Pacific Gas & Electric
3.250%, 06/15/2023	1,000,000	997,102
Consumers Energy Co.
3.375%, 08/15/2023	1,000,000	1,013,138
Laclede Gas Co.
3.400%, 08/15/2023	1,000,000	1,012,019
Duke Energy Ohio Inc.
3.800%, 09/01/2023	1,000,000	1,047,011
San Diego Gas & Electric Co.
3.600%, 09/01/2023	2,000,000	2,080,660
Public Service Company of New Hampshire
3.500%, 11/01/2023	500,000	516,349
Delmarva Power & Light Co.
3.500%, 11/15/2023	1,000,000	1,023,542
Alabama Power Co.
3.550%, 12/01/2023	1,000,000	1,020,074
Virginia Electric & Power Co.
3.450%, 02/15/2024	1,000,000	1,015,717

See accompanying notes to schedules of investments.	9

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
DTE Electric Co.
3.650%, 03/15/2024	$2,000,000	$2,057,710
Potomac Electric Power Co.
3.600%, 03/15/2024	1,000,000	1,014,193
Florida Power & Light Co.
3.250%, 06/01/2024	1,000,000	1,015,297
DTE Electric Co.
3.375%, 03/01/2025	1,000,000	1,010,970
Alabama Power Co.
2.800%, 04/01/2025	1,000,000	951,454
Arizona Public Service Co.
3.150%, 05/15/2025	500,000	495,739
Public Service Company of Colorado
2.900%, 05/15/2025	1,000,000	972,591
Wisconsin Electric Power
3.100%, 06/01/2025	500,000	499,030
Pacific Gas & Electric
3.500%, 06/15/2025	500,000	499,986
Southern California Gas Co.
3.200%, 06/15/2025	500,000	502,922
Duke Energy Progress LLC
3.250%, 08/15/2025	1,000,000	999,984
Interstate Power & Light
3.400%, 08/15/2025	1,000,000	998,376

		62,676,633

Total Corporate Bonds
(cost $342,413,318)		346,761,657

Foreign Government Bonds (0.16%)
Province of New Brunswick (Canada)
5.200%, 02/21/2017	2,500,000	2,658,850

Total Foreign Government Bonds
(cost $2,498,323)		2,658,850

Government Agency Securities (c) (1.92%)
Agency Commercial Mortgage-Backed Securities (1.63%)
Federal Home Loan Mortgage Corp.
2.789%, 01/25/2022	10,000,000	10,271,590
2.839%, 10/25/2022	9,140,949	9,496,131
Federal National Mortgage Association
2.715%, 02/25/2022	7,000,000	7,157,549

		26,925,270

Agency Notes & Bonds (0.29%)
Tennessee Valley Authority
5.500%, 07/18/2017	1,000,000	1,084,596
1.750%, 10/15/2018	1,500,000	1,523,586
3.875%, 02/15/2021	2,000,000	2,186,016

		4,794,198

Total Government Agency Securities
(cost $30,897,655)		31,719,468

	Principal amount	Value
U.S. Treasury Obligations (14.02%)
U.S. Treasury Notes
4.500%, 02/15/2016	$15,000,000	$15,287,115
5.125%, 05/15/2016	20,000,000	20,669,540
4.625%, 02/15/2017	20,000,000	21,158,080
3.250%, 03/31/2017	5,000,000	5,206,315
3.500%, 02/15/2018	15,000,000	15,931,830
3.750%, 11/15/2018	10,000,000	10,823,180
3.125%, 05/15/2019	10,000,000	10,654,950
3.625%, 08/15/2019	10,000,000	10,867,060
3.375%, 11/15/2019	10,000,000	10,789,060
3.625%, 02/15/2020	10,000,000	10,919,270
3.500%, 05/15/2020	20,000,000	21,770,580
3.625%, 02/15/2021	10,000,000	11,004,040
2.000%, 02/28/2021	5,000,000	5,074,610
2.000%, 11/15/2021	25,000,000	25,212,575
2.500%, 08/15/2023	10,000,000	10,323,570
2.750%, 11/15/2023	10,000,000	10,512,760
2.000%, 02/15/2025	15,000,000	14,737,305

Total U.S. Treasury Obligations
(cost $220,711,000)		230,941,840

	Shares	Value
Short-term Investments (2.02%)
JPMorgan U.S. Government Money Market Fund	33,225,985	$33,225,985

Total Short-term Investments
(cost $33,225,985)		33,225,985

TOTAL INVESTMENTS (99.52%)
(cost $991,774,329)		1,638,970,139
OTHER ASSETS, NET OF LIABILITIES (0.48%)		7,864,357

NET ASSETS (100.00%)		$1,646,834,496

(a)	Non-income producing security.

(b)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the value of these securities amounted to $5,849,919 or 0.36% of net assets.

(c)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

ADR - American Depositary Receipt

10	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

August 31, 2015

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (89.36%)
U.S. Treasury Notes
2.625%, 02/29/2016	$10,000,000	$10,115,620
2.625%, 04/30/2016	20,000,000	20,307,820
1.500%, 06/30/2016	8,000,000	8,075,208
1.000%, 10/31/2016	10,000,000	10,056,900
3.000%, 02/28/2017	10,000,000	10,355,990
2.375%, 07/31/2017	10,000,000	10,309,380
1.875%, 08/31/2017	10,000,000	10,214,840
1.875%, 09/30/2017	10,000,000	10,217,060
1.875%, 10/31/2017	10,000,000	10,219,400
2.250%, 11/30/2017	10,000,000	10,306,640
2.750%, 12/31/2017	12,500,000	13,037,600
2.625%, 01/31/2018	12,000,000	12,489,996
2.750%, 02/28/2018	10,000,000	10,442,190
2.875%, 03/31/2018	10,000,000	10,484,640
2.625%, 04/30/2018	10,000,000	10,429,040
2.375%, 05/31/2018	10,000,000	10,366,670
2.375%, 06/30/2018	10,000,000	10,370,830
2.250%, 07/31/2018	10,000,000	10,339,060
1.375%, 11/30/2018	10,000,000	10,066,800
1.375%, 12/31/2018	10,000,000	10,054,820
1.250%, 01/31/2019	10,000,000	10,008,460
1.375%, 02/28/2019	10,000,000	10,042,190
1.500%, 03/31/2019	10,000,000	10,078,520
1.125%, 05/31/2019	10,000,000	9,934,240
1.250%, 10/31/2019	15,000,000	14,898,435
1.375%, 01/31/2020	10,000,000	9,957,030
1.375%, 02/29/2020	5,000,000	4,979,820
1.375%, 03/31/2020	5,000,000	4,974,740
1.125%, 04/30/2020	5,000,000	4,911,330
1.875%, 06/30/2020	10,000,000	10,152,730
1.625%, 07/31/2020	5,000,000	5,019,010
2.000%, 05/31/2021	10,000,000	10,125,650

Total U.S. Treasury Obligations
(cost $321,568,266)		323,342,659

	Shares	Value
Short-term Investments (11.64%)
JPMorgan U.S. Government Money Market Fund	42,104,519	$42,104,519

Total Short-term Investments
(cost $42,104,519)		42,104,519

TOTAL INVESTMENTS (101.00%)
(cost $363,672,785)		365,447,178
LIABILITIES, NET OF OTHER ASSETS (-1.00%)		(3,605,415)

NET ASSETS (100.00%)		$361,841,763

See accompanying notes to schedules of investments.	11

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

August 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (94.97%)
Alabama (2.28%)
City of Phenix City, General Obligation Warrants, Series 2010-B	5.000%	02/01/2019	AA-	$1,030,000	$1,153,075
City of Athens, Alabama, General Obligation Warrants	4.000%	09/01/2019	AA-	1,145,000	1,263,542
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.000%	06/01/2024	A+	585,000	597,654
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.250%	06/01/2025	A+	600,000	615,168
Board of Education of the City of Hoover, Capital Outlay Warrants, Series 2005	3.500%	02/15/2026	Aa2	985,000	985,433
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.500%	06/01/2026	A+	620,000	638,371
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2027	Aa2	2,540,000	2,874,569
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.750%	06/01/2027	A+	645,000	669,852
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2028	Aa2	1,500,000	1,693,830
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2028	A+	665,000	695,450
The Water and Wastewater Board of the City of Madison Water and Sewer Revenue Bonds, Series 2015 (b)	4.000%	12/01/2028	Aa2	2,165,000	2,297,736
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011	5.000%	08/15/2029	A1	1,620,000	1,808,503

					15,293,183

Alaska (1.45%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2021	A+	1,955,000	2,127,451
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	585,000	619,942
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	295,000	312,620
Municipality of Anchorage, Alaska, 2007 General Obligation Refunding Bonds, Series B (Schools)	4.500%	09/01/2022	AAA	1,000,000	1,072,240
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	645,000	684,848
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	1,110,000	1,178,576
Municipality of Anchorage, Alaska, 2005 General Obligation Bonds, Series F (General Purpose) (Prerefunded to 09-01-2015 @ 100) (c)	4.125%	09/01/2023	Aa2	1,000,000	1,000,000
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A	5.500%	07/01/2025	Aa2	1,190,000	1,380,376
Matanuska-Susitna Borough, Alaska, General Obligation Transportation System Bonds, 2014 Series A	5.000%	08/01/2031	AA+	1,225,000	1,382,572

					9,758,625

Arizona (5.38%)
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	4.000%	07/01/2016	Aa2	450,000	463,982
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	4.000%	07/01/2019	A+	500,000	539,730
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2019	BBB+	4,180,000	4,629,977
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2020	Aa2	1,965,000	2,256,429
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2021	A+	500,000	564,455
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007) (Economically Defeased to 07-01-2017 @ 100) (c)	4.500%	07/01/2021	Aa2	2,500,000	2,675,050
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2021	Aa2	1,000,000	1,068,380
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007)	4.500%	07/01/2021	A+	1,000,000	1,060,970
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2022	Aa2	570,000	606,201
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2022	AA-	500,000	594,220
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	3.000%	07/01/2022	AA-	495,000	525,462
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2022	Aa2	1,000,000	1,175,890
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2023	A+	1,000,000	1,128,910
Litchfield Elementary School District No. 79 of Maricopa County, Arizona, School Improvement Bonds, Project of 2009, Series A (2011)	5.000%	07/01/2023	Aa2	1,000,000	1,167,820

12	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2023	Aa2	$930,000	$982,964
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series B (2013)	3.000%	07/01/2023	Aa2	1,255,000	1,328,668
Pima County, Arizona, General Obligation Bonds, Series 2009A	4.000%	07/01/2023	AA-	1,500,000	1,621,500
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2023	AA-	1,060,000	1,265,714
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2023	AA-	1,705,000	1,919,336
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2008 Series A	5.000%	01/01/2024	AA	1,500,000	1,637,700
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2024	A+	1,000,000	1,128,510
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2024	Aa2	1,165,000	1,284,028
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2026	A+	555,000	648,773
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School Improvement Bonds, Project of 2014, Series A (2015)	4.000%	07/01/2026	A+	545,000	600,835
Kyrene Elementary School District No. 28 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series C (2015)	4.000%	07/01/2026	AA	765,000	835,801
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA-	2,000,000	2,189,800
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2027	A+	400,000	464,204
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School Improvement Bonds, Project of 2014, Series A (2015)	4.000%	07/01/2027	A+	1,100,000	1,200,826
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Revenue Bonds, 2009 Series A	5.000%	01/01/2032	AA	500,000	553,840

					36,119,975

Arkansas (3.61%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	3.000%	11/15/2019	AA+	1,390,000	1,462,350
Little Rock School District of Pulaski County, Arkansas, Refunding Bonds	3.000%	02/01/2020	NR	1,250,000	1,255,738
City of Little Rock, Arkansas, Sewer Construction Revenue Bonds, Series 2007A (Prerefunded to 06-01-2017 @ 100) (c)	4.500%	06/01/2021	Aa3	1,320,000	1,404,665
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.125%	10/01/2022	Aa3	100,000	112,147
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.000%	02/01/2023	NR	675,000	684,410
State of Arkansas, General Obligation Four-Lane Highway Construction and Improvement Bonds, Series 2013	3.500%	06/15/2023	AA	6,000,000	6,499,320
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.250%	10/01/2024	Aa3	335,000	376,738
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Refunding Series 2015A	3.000%	11/01/2024	Aa2	2,315,000	2,422,740
Springdale School District No. 50 of Washington County, Arkansas Refunding and Construction Bonds, Series A	4.000%	06/01/2025	Aa2	2,000,000	2,089,260
State of Arkansas, Higher Education General Obligation Bonds, Refunding Series 2015	4.000%	06/01/2027	AA	3,000,000	3,321,570
City of Fort Smith, Arkansas, Water and Sewer Refunding and Construction Revenue Bonds, Series 2008	5.250%	10/01/2028	A	1,500,000	1,670,955
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2028	Aa2	365,000	428,831
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2030	NR	1,000,000	1,029,910
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.500%	10/01/2030	Aa3	500,000	564,605
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2030	Aa2	785,000	914,698

					24,237,937

California (2.70%)
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.500%	05/01/2021	AA	740,000	799,096

See accompanying notes to schedules of investments.	13

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.625%	05/01/2022	AA	$770,000	$835,265
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series A (Santa Barbara Elementary School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2022	Aa3	1,160,000	1,243,276
City of San Jose, General Obligation Bonds, Series 2007 (Parks and Public Safety Projects)	4.500%	09/01/2022	Aa1	2,900,000	2,909,309
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2023	AA	810,000	881,069
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series B (Santa Barbara High School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2023	Aa3	1,435,000	1,537,172
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2024	AA	845,000	918,447
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	4.000%	08/01/2024	Aa3	250,000	284,928
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2025	Aa3	225,000	271,676
Carmel Unified School District (Monterey County, California), General Obligation Bonds, Election of 2005, Series 2008	4.750%	08/01/2025	AAA	575,000	634,265
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.000%	08/01/2025	Aa1	1,115,000	1,253,282
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.250%	08/01/2026	Aa1	1,275,000	1,441,005
Santa Barbara Community College District, (Santa Barbara County, California), General Obligation Bonds, Election of 2008, Series A	5.250%	08/01/2026	Aa1	1,555,000	1,741,756
Santa Clara Unified School District (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008 (Prerefunded to 07-01-2016 @ 100) (c)	4.875%	07/01/2027	AA	1,000,000	1,037,960
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2027	Aa3	1,080,000	1,280,243
East Side Union High School District, (Santa Clara County, California), 2015 General Obligation Refunding Bonds	3.500%	08/01/2027	A+	1,000,000	1,039,960

					18,108,709

Colorado (2.62%)
City of Colorado Springs, Colorado, Utilities System, Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2015	Aa2	510,000	514,774
Highlands Ranch Metropolitan District No. 2, (Douglas County, Colorado) General Obligation Refunding Bonds, Series 2005	4.500%	06/15/2017	AA+	1,705,000	1,710,268
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B (Prerefunded to 11-15-2015 @ 100) (c)	4.750%	11/15/2019	Aa2	600,000	605,562
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	3.000%	12/15/2021	Aa2	205,000	217,542
Jefferson County, Colorado, School District No. 1	5.000%	12/15/2021	AA-	3,000,000	3,560,010
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2023	AA	3,300,000	3,447,246
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2025	Aa2	1,500,000	1,651,425
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2015	4.000%	12/15/2025	Aa2	1,000,000	1,120,040
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2026	Aa2	1,465,000	1,608,467
Gunnison Watershed School District RE-1J, (Gunnison and Saguache Counties, Colorado), General Obligation Refunding Bonds, Series 2014	4.000%	12/01/2031	Aa2	1,000,000	1,056,160
City of Aurora, Colorado, First-Lien Water Improvement Revenue Bonds, Series 2007A	5.000%	08/01/2032	Aa2	2,000,000	2,139,200

					17,630,694

Connecticut (1.95%)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	5.000%	06/15/2020	Aaa	500,000	555,340
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2020	Aa2	525,000	577,479

14	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Connecticut (Cont.)
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2021	Aa1	$125,000	$130,385
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2021	Aa2	500,000	545,460
State of Connecticut, General Obligation Refunding Bonds, 2006 Series E	4.500%	12/15/2021	Aa3	1,900,000	1,996,577
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2022	Aa1	600,000	620,790
Town of Darien, Connecticut, General Obligation Refunding Bonds, Issue of 2012, Series B	2.000%	08/01/2022	Aaa	1,550,000	1,535,136
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	2.000%	02/01/2023	Aa1	1,550,000	1,530,997
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B (Prerefunded to 11-15-2016 @ 100) (c)	4.000%	11/15/2023	AAA	620,000	647,764
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	2.250%	02/01/2024	Aa1	2,000,000	1,992,380
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2024	Aaa	1,000,000	1,065,340
State of Connecticut Health and Education Facilities Authority Revenue Bonds, Yale University Issue Series T-1	4.700%	07/01/2029	Aaa	1,800,000	1,916,568

					13,114,216

Florida (5.07%)
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2018	A+	1,000,000	1,107,750
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aa2	110,000	112,496
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006 (Prerefunded to 04-01-2016 @ 100) (c)	4.500%	10/01/2019	Aa2	1,915,000	1,962,300
JEA Florida, Water and Sewer System Revenue Bonds, 2010 Series D (Prerefunded to 10-01-2015 @ 100) (c)	3.600%	10/01/2020	Aa2	1,220,000	1,223,306
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	5.000%	10/01/2020	Aa2	1,390,000	1,600,780
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	03/01/2021	Aa1	1,170,000	1,292,090
State of Florida, State Board of Education, Public Education Capital Outlay Bonds 2004 Series D	4.375%	06/01/2021	Aa1	1,000,000	1,037,100
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.200%	07/01/2021	Aa3	3,500,000	3,634,820
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2021	A+	600,000	685,416
Orlando Utilities Commission, Utility System Revenue Refunding Bonds, Series 2006	4.750%	10/01/2021	Aa2	1,000,000	1,046,290
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	4.000%	10/01/2021	Aa2	1,455,000	1,594,724
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	03/01/2022	Aa1	1,215,000	1,333,329
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.375%	06/01/2022	NR	1,500,000	1,581,675
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2022	Aa2	365,000	431,032
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	09/01/2023	Aa1	1,290,000	1,407,764
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2023	Aa2	200,000	235,176
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.250%	07/01/2024	Aa3	2,500,000	2,594,125
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa3	2,000,000	2,327,100
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2025	Aa3	2,485,000	2,890,154
City of West Palm Beach, Florida, Utility System Revenue Refunding Bonds, Series 2008A	5.000%	10/01/2026	Aa2	2,000,000	2,232,820
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A	5.000%	10/01/2026	Aa3	400,000	468,260
City of Pembroke Pines, Florida, General Obligation Bonds, Series 2015	5.000%	09/01/2031	Aa2	2,100,000	2,409,540
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A	5.000%	10/01/2032	Aa3	750,000	835,800

					34,043,847

Georgia (1.70%)
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	3.500%	08/01/2020	Aa2	200,000	217,088
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	4.000%	08/01/2021	Aa2	250,000	280,365
Fayette County, Georgia, Water Revenue Bond, Series 2009	5.000%	10/01/2021	Aa2	1,790,000	2,063,745
Henry County and Henry County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	5.000%	02/01/2022	Aa2	1,000,000	1,162,590
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2024	Aa3	1,660,000	1,917,715
Fayette County, Georgia, Water Revenue Bond, Series 2009	4.375%	10/01/2024	Aa2	750,000	835,920

See accompanying notes to schedules of investments.	15

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Georgia (Cont.)
Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008 (Prerefunded to 01-01-2019 @ 100) (c)	5.625%	01/01/2028	AA	$1,000,000	$1,147,800
Forsyth County, Georgia, General Obligation Bonds, Series 2008A (Prerefunded to 03-01-2019 @ 100) (c)	5.000%	03/01/2028	Aaa	1,000,000	1,135,550
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008 (Prerefunded to 09-01-2018 @ 100) (c)	6.125%	09/01/2028	A1	2,300,000	2,652,038

					11,412,811

Hawaii (0.44%)
State of Hawaii Highway Revenue Bonds Series 2008	5.750%	01/01/2027	Aa2	2,000,000	2,279,760
County of Hawaii, General Obligation Bonds, 2013 Series A	5.000%	09/01/2031	AA-	575,000	655,241

					2,935,001

Idaho (0.16%)
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007 (Prerefunded to 08-01-2017 @ 100) (c)	4.625%	08/01/2022	AA	1,000,000	1,075,570

Illinois (1.03%)
Community Unit School District Number 200-U Will County, Illinois (Prerefunded to 11-01-2015 @ 100) (c)	5.000%	11/01/2019	A1	1,650,000	1,662,986
County of Lake, Illinois, Water and Sewer System Revenue Refunding Bonds Series B of 2006	4.375%	12/01/2020	Aa1	1,465,000	1,534,016
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2022	AA-	1,200,000	1,387,296
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2023	AA-	2,000,000	2,311,280

					6,895,578

Indiana (1.95%)
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.800%	07/15/2019	AA-	230,000	239,989
City of Bloomington, Indiana, Waterworks Revenue Bonds of 2011, Series B	3.500%	07/01/2020	AA-	910,000	982,454
Lebanon Middle School Building Corporation, Lebanon, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2011	4.000%	07/10/2020	A+	2,075,000	2,238,033
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	3.000%	07/15/2020	AA-	245,000	257,277
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2020	Aa3	2,075,000	2,344,480

Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2022	Aa3	500,000	563,410
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.000%	07/01/2022	Aa2	185,000	199,436
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2023	Aa3	1,060,000	1,194,058
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.250%	07/01/2023	Aa2	215,000	240,852
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.375%	07/01/2024	Aa2	210,000	235,826
The Trustees of Ivy Tech Community College of Indiana, Ivy Tech Community College Student Fee Bonds, Series K (Prerefunded to 07-01-2016 @ 100) (c)	5.000%	07/01/2024	AA	1,000,000	1,038,740
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	Aa3	1,530,000	1,722,550
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015G	4.000%	07/15/2027	AA-	1,190,000	1,288,830
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015G	4.500%	07/15/2028	AA-	500,000	558,195

					13,104,130

Iowa (2.37%)
Board of Regents, State of Iowa, Utility System Revenue Bonds, Series S.U.I. 2006 (Escrowed to maturity) (c)	4.000%	11/01/2015	Aa1	975,000	981,104
Black Hawk County, Iowa, General Obligation Bonds, Series 2008B	4.600%	06/01/2018	Aa2	520,000	521,721
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2019	Aa2	1,190,000	1,286,057
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2022	Aa2	1,350,000	1,449,076

16	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Iowa (Cont.)
Dallas Center-Grimes Community School District, Iowa, General Obligation School Bonds, Series 2015	3.000%	06/01/2025	Aa2	$265,000	$271,328
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2025	AA	1,775,000	1,946,110
Dallas Center-Grimes Community School District, Iowa, General Obligation School Bonds, Series 2015	3.000%	06/01/2026	Aa2	500,000	507,120
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2026	AA	1,750,000	1,916,128
Ankeny Community School District Polk County, Iowa, General Obligation School Bonds, Series 2009 (Crossover Refunding to 06-01-2017 @ 100) (c)	5.000%	06/01/2027	Aa3	2,000,000	2,151,000
Des Moines Metropolitan Wastewater Reclamation Authority, Sewer Revenue Refunding Bonds, Series 2015E	3.000%	06/01/2027	Aa3	1,610,000	1,584,836
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.750%	07/01/2027	AA	1,950,000	2,144,727
Waukee Community School District, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2028	Aa2	1,000,000	1,131,250

					15,890,457

Kansas (3.03%)
Unified School District No. 265, Sedgwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005 (Prerefunded to 10-01-2015 @ 100) (c)	5.000%	10/01/2018	Aa3	540,000	542,074
Unified School District No. 265, Sedgwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005 (Prerefunded to 10-01-2015 @ 100) (c)	5.000%	10/01/2018	Aa3	370,000	371,406
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes) (Crossover Refunding to 09-01-2017 @ 100) (c)	4.500%	09/01/2022	Aaa	1,000,000	1,077,410
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A	2.000%	10/01/2022	Aaa	2,010,000	2,013,859
City of Lawrence, Kansas, Water and Sewage System, Improvement Revenue Bonds, Series 2007	4.500%	11/01/2022	Aa2	890,000	959,411

Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes) (Crossover Refunding to 09-01-2017 @ 100) (c)	4.500%	09/01/2023	Aaa	1,615,000	1,740,017
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes) (Crossover Refunding to 09-01-2017 @ 100) (c)	4.625%	09/01/2024	Aaa	1,895,000	2,046,392
City of Wichita, Kansas, Water and Sewer Utility, Revenue Bonds, Series 2009A	5.000%	10/01/2024	AA-	2,000,000	2,289,520
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.500%	09/01/2025	Aaa	1,115,000	1,222,218
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2005C (Prerefunded to 10-01-2015 @ 101) (c)	5.000%	10/01/2025	AA-	1,240,000	1,257,112
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2026	Aaa	2,220,000	2,454,587
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding and Improvement Bonds, Series 2015-A	3.000%	10/01/2027	Aaa	1,000,000	1,031,660
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Improvement and Refunding Bonds, Series 2013C	4.500%	09/01/2028	Aa2	3,000,000	3,328,560

					20,334,226

Kentucky (1.63%)
Sanitation District No. 1, Sanitation District Revenue Bonds, Series 2006, Campbell, Kenton and Boone Counties, Kentucky	4.300%	08/01/2017	Aa2	1,275,000	1,319,931
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2018	A1	2,040,000	2,176,027
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A (Prerefunded to 11-01-2016 @ 100) (c)	4.500%	11/01/2020	Aa1	1,565,000	1,640,934
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2020	A1	1,780,000	1,912,272
Louisville and Jefferson County Metropolitan Sewer District, (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 2007A	5.000%	05/15/2024	Aa3	1,500,000	1,638,480
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A (Prerefunded to 11-01-2016 @ 100) (c)	4.250%	11/01/2025	Aa1	1,000,000	1,045,630

See accompanying notes to schedules of investments.	17

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kentucky (Cont.)
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.000%	02/01/2028	Aa3	$1,110,000	$1,187,633

					10,920,907

Louisiana (0.06%)
Caddo Parish, Louisiana, General Obligation Bonds Series 2007 (Prerefunded to 02-01-2017 @ 100) (c)	4.500%	02/01/2020	Aa2	405,000	427,927

Maine (0.58%)
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2020	Aa2	100,000	107,866
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2021	Aa2	3,515,000	3,782,808

					3,890,674

Maryland (1.30%)
Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2005 (Prerefunded to 10-01-2015 @ 100) (c)	4.000%	10/01/2017	Aaa	455,000	456,392
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2019	Aaa	2,000,000	2,007,500
Howard County, Maryland, General Obligation Consolidated Public Improvement Bonds, 2012 Series A	4.000%	02/15/2026	Aaa	2,075,000	2,237,058
University System of Maryland, Auxiliary Facility and Tuition Revenue Bonds, 2008 Series A (Prerefunded to 04-01-2018 @ 100) (c)	4.625%	04/01/2026	Aa1	2,140,000	2,347,837
The City of Frederick, Maryland, General Obligation Bonds and Notes, Public Improvements Bonds, Tax-Exempt Series 2009A	5.000%	03/01/2027	AA	1,500,000	1,687,905

					8,736,692

Massachusetts (0.68%)
The Commonwealth of Massachusetts, Commonwealth Transportation Fund Revenue Bonds, (Accelerated Bridge Program), 2013 Series A	5.000%	06/01/2034	Aaa	2,000,000	2,269,360
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2014, Series A	5.000%	12/01/2034	Aa1	2,000,000	2,274,940

					4,544,300

Michigan (4.34%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2018	Aa2	500,000	537,100
Board of Trustees of Northern Michigan University, General Revenue Bonds, Series 2008A	5.000%	12/01/2018	A	440,000	488,136

Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA-	1,000,000	1,078,920
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2021	Aa2	425,000	493,404
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2022	Aa2	2,000,000	2,132,480
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2022	Aa2	700,000	758,422
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	A+	275,000	321,348
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	Aa2	450,000	528,268
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2023	A+	1,485,000	1,609,621
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2023	A+	400,000	465,544
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2024	A+	600,000	697,968
Howell Public Schools, County of Livingston, State of Michigan, 2011 Refunding Bonds, Series B, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	A+	1,880,000	2,184,786

18	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (Cont.)
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2025	A+	$700,000	$760,557
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	Aa2	1,260,000	1,480,865
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	1,290,000	1,375,850
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	Aa2	2,300,000	2,465,140
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	3,850,000	4,138,942
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2027	A+	1,000,000	1,154,810
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	AA-	500,000	534,715
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2027	A+	1,005,000	1,176,131
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	4.500%	02/01/2028	AA-	750,000	823,868
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2028	A+	765,000	877,134
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2028	AA-	300,000	319,542
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2028	A+	600,000	696,696
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2029	A+	700,000	794,010
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2030	A+	1,100,000	1,239,986

					29,134,243

Minnesota (1.24%)
Independent School District No. 194 (Lakeville), Minnesota, General Obligation Refunding Bonds, Series 2012D	5.000%	02/01/2022	Aa3	2,720,000	3,224,859
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	1,000,000	1,127,890
Independent School District No. 720, Shakopee Public Schools, Minnesota, General Obligation School Building Bonds, Series 2015A	3.250%	02/01/2026	Aa2	3,860,000	3,992,244

					8,344,993

Mississippi (2.25%)
State of Mississippi, General Obligation Refunding Bonds, Series 2002A	5.500%	12/01/2015	Aa2	2,000,000	2,026,380
City of Jackson, Mississippi, Water and Sewer System Revenue Refunding Bonds, Series 2005	4.500%	09/01/2018	A2	1,000,000	1,003,060
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A (Prerefunded to 08-01-2017 @ 100) (c)	4.375%	08/01/2019	Aa2	475,000	508,644
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B (Prerefunded to 08-01-2017 @ 100) (c)	4.375%	08/01/2019	Aa2	525,000	562,186
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A (Prerefunded to 08-01-2017 @ 100) (c)	4.500%	08/01/2020	Aa2	500,000	536,600
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B (Prerefunded to 08-01-2017 @ 100) (c)	4.500%	08/01/2020	Aa2	400,000	429,280
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation, Refunding Project)	5.000%	03/01/2022	AA-	1,000,000	1,147,820
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2022	Aa2	2,480,000	2,789,206
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2025	NR	2,290,000	2,533,793

See accompanying notes to schedules of investments.	19

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Mississippi (Cont.)
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2026	NR	$1,000,000	$1,105,650
Mississippi Development Bank, Special Obligation Bonds, Series 2015, (Canton Public School District, Madison County, Mississippi, General Obligation Bond Project)	4.250%	12/01/2028	A1	2,305,000	2,481,471

					15,124,090

Missouri (2.98%)
State Environmental Improvement and Energy, Resources Authority (State of Missouri), Water Pollution Control and Drinking Water Revenue Bonds, (State Revolving Funds Programs), Series 2007A	4.500%	01/01/2021	Aaa	1,060,000	1,131,815
Health and Education Facilities Authority of the State of Missouri, Educational Facilities Revenue Bonds (The Washington University), Series 2007B	4.200%	01/15/2021	Aaa	530,000	553,108
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	3.500%	03/01/2022	Aa1	445,000	483,484
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2023	AAA	640,000	680,742
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007 (Crossover Refunding to 03-01-2017 @ 100) (c)	5.000%	03/01/2023	NR	815,000	864,870
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2024	Aa1	2,050,000	2,266,952
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009 (Prerefunded to 03-01-2019 @ 100) (c)	4.625%	03/01/2025	AAA	3,000,000	3,368,130
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2027	Aa2	465,000	508,394
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation School Building Bonds, Series 2008 (Crossover Refunding to 03-01-2018 @ 100) (c)	4.750%	03/01/2027	Aa1	5,750,000	6,253,125
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2028	Aa2	400,000	434,488
Platte County R-III School District of Platte County, Missouri, General Obligation School Building Bonds, Series 2008	5.000%	03/01/2028	AA	2,000,000	2,185,700
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2029	Aa2	425,000	456,331
Nixa Public Schools, Christian County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2014, (Missouri Direct Deposit Program)	5.000%	03/01/2031	A+	750,000	849,015

					20,036,154

Nebraska (2.98%)
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005 (Prerefunded to 11-15-2015 @ 100) (c)	4.500%	11/15/2018	Aa2	2,140,000	2,158,789
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005 (Prerefunded to 11-15-2015 @ 100) (c)	4.500%	11/15/2019	Aa2	2,140,000	2,158,789
City of Omaha, Nebraska, Sanitary Sewerage System Revenue Bonds, Series of 2006	4.250%	11/15/2020	Aa2	1,565,000	1,632,796
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2022	AA-	1,290,000	1,399,482
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2023	AA-	1,560,000	1,825,949
Douglas County School District 0001, (Omaha, Nebraska, Public Schools), General Obligation Refunding Bonds, Series 2010	4.000%	12/15/2024	Aa1	3,000,000	3,265,290
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015 (b)	3.000%	12/15/2024	A+	145,000	150,221
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015 (b)	4.000%	12/15/2025	A+	180,000	200,824
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2026	AA-	1,925,000	2,251,942
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015 (b)	5.000%	12/15/2028	A+	250,000	293,105

20	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Nebraska (Cont.)
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds, Series 2012B	4.000%	01/15/2029	AA-	$730,000	$762,945
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015 (b)	5.000%	12/15/2029	A+	260,000	303,332
Hall County School District 0002, in the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2030	AA-	700,000	816,375
Nebraska Public Power District, General Revenue Bonds, 2014 Series A	5.000%	01/01/2031	A	1,900,000	2,126,746
Hall County School District 0002, In the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2032	AA-	565,000	652,479

					19,999,064

New Hampshire (0.52%)
City of Concord, New Hampshire, General Obligation Bonds, Capital Improvement Bonds, Series A	4.750%	07/15/2016	Aa1	400,000	406,788
State of New Hampshire, General Obligation Refunding Bonds, 2006 Series A	4.250%	10/15/2020	AA	1,405,000	1,462,788
New Hampshire Municipal Bond Bank Series B Bonds (Prerefunded to 08-15-2017 @ 100) (c)	4.750%	08/15/2023	Aa3	1,500,000	1,616,235

					3,485,811

New Jersey (2.73%)
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	2.500%	11/01/2018	AA	1,410,000	1,470,700
Township of Toms River, County of Ocean, New Jersey, General Improvement Bonds, Series 2010A	3.000%	06/15/2019	AA	1,900,000	1,982,156
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2019	Aa2	1,540,000	1,707,906
The Board of Education of the Township of Millstone, in the County of Monmouth, New Jersey, School District Refunding Bonds, Series 2011	5.000%	07/15/2020	A+	1,075,000	1,234,036
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2020	AA	315,000	335,932
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2020	Aa2	750,000	835,418
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2021	AA	1,775,000	1,854,910
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2021	AA	685,000	726,079
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds, Series 2007 AA	4.500%	08/01/2022	Aa2	1,240,000	1,325,114
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2022	AA+	750,000	828,720
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2022	AA	600,000	632,958
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	4.000%	12/15/2023	AA	465,000	518,382
The Board of Education, of the Somerset Hills School District, in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2024	Aa1	2,345,000	2,579,547
The Board of Education of the Township of Livingston, In the County of Essex, New Jersey, Refunding School Bonds (b)	4.000%	07/15/2029	AA+	1,000,000	1,062,520
Township of Moorestown, in the County of Burlington, New Jersey, General Obligation Bonds Consisting of General Improvement Bonds and Water-Sewer Utility Bonds	4.000%	01/15/2030	Aa1	1,140,000	1,222,604

					18,316,982

New Mexico (2.78%)
State Transportation, Refunding Revenue Bonds, (Senior Lien), Series 2010B	4.000%	06/15/2019	Aa1	3,500,000	3,868,200
Las Cruces School District No. 2, General Obligation School Bonds, Series 2011A	4.000%	08/01/2021	Aa3	1,500,000	1,631,580
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	AA	2,000,000	2,086,360

See accompanying notes to schedules of investments.	21

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Mexico (Cont.)
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2023	Aa1	$2,450,000	$2,655,555
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds Series 2008B (Prerefunded to 08-01-2016 @ 100) (c)	4.500%	08/01/2023	AA	2,000,000	2,076,180
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A	2.000%	08/15/2023	Aaa	1,030,000	1,025,484
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A	2.250%	08/15/2024	Aaa	1,050,000	1,046,608
Bernalillo County, New Mexico, General Obligation Bonds, Series 2015	3.000%	08/15/2025	Aaa	1,235,000	1,286,512
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2026	AA	675,000	724,174
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2027	AA	700,000	748,958
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2028	AA	725,000	767,840
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2029	AA	750,000	788,948

					18,706,399

New York (3.15%)
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2019	AA	1,730,000	1,736,626
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B (Prerefunded to 10-01-2015 @ 100) (c)	5.000%	04/01/2019	NR	270,000	271,015
Town of Brookhaven, Suffolk County, New York, Public Improvement Serial Bonds - 2010	3.250%	03/15/2020	Aa2	1,665,000	1,743,954
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2009	3.000%	04/15/2020	AA	825,000	857,926
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds (Economically Defeased to 06-01-2016 @ 100) (c)	4.300%	06/01/2020	Aa3	695,000	715,760
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2020	AA	410,000	432,923
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds (Economically Defeased to 06-01-2016 @ 100) (c)	4.300%	06/01/2021	Aa3	625,000	643,669
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	A3	3,000,000	3,271,920
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2022	Aa2	1,265,000	1,377,383
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2023	AA	465,000	489,845
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2023	Aa2	1,615,000	1,757,201
Miller Place Union Free School District, In the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2026	Aa2	460,000	485,392
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2029	Aa3	1,000,000	1,092,910
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Seventy-Ninth Series	5.000%	12/01/2032	Aa3	3,000,000	3,454,140
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD	5.000%	06/15/2035	Aa2	2,500,000	2,844,125

					21,174,789

North Carolina (1.48%)
County of Orange, North Carolina, General Obligation Refunding Bonds, Series 2011	3.000%	02/01/2019	Aaa	1,000,000	1,066,900
North Carolina, Orange Water and Sewer Authority, Water and Sewer System Revenue Bonds, Series 2006 (Prerefunded to 07-01-2016 @ 100) (c)	4.375%	07/01/2019	Aa1	855,000	883,711
City of Fayetteville, North Carolina, Public Works Commission, Revenue Bonds, Series 2009B	5.000%	03/01/2022	Aa2	1,000,000	1,126,730
County of Pender, North Carolina, General Obligation School Bonds, Series 2007	4.375%	03/01/2022	Aa2	545,000	572,882
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	1,000,000	1,108,390
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,000,000	1,081,180
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007(Prerefunded to 08-01-2017 @ 100) (c)	4.750%	08/01/2024	Aa2	1,555,000	1,676,197
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A	4.000%	05/01/2026	Aaa	1,000,000	1,090,900

22	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
North Carolina (Cont.)
Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Refunding Bonds, Series 2013	4.000%	07/01/2027	Aa2	$1,210,000	$1,308,736

					9,915,626

North Dakota (0.16%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,000,000	1,064,010

Ohio (2.86%)
Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2020	Aaa	1,580,000	1,654,845
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,201,700
Plain Local School District, County of Stark, Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A	4.300%	11/01/2023	AA-	2,840,000	3,133,542
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A	4.000%	12/01/2024	Aaa	2,155,000	2,384,076
State of Ohio, Common Schools General Obligation Bonds, Series 2006D (Prerefunded to 03-15-2016 @ 100) (c)	4.300%	09/15/2025	Aa1	2,000,000	2,044,020
Lake Local School District, Stark and Portage Counties, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2015	3.000%	12/01/2025	AA-	525,000	531,484
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,430,000	1,653,709
Perrysburg Exempted Village School District, Wood County, Ohio, School Facilities Construction and Improvement Bonds, Series 2015 (General Obligation - Unlimited Tax)	4.000%	12/01/2027	Aa3	1,250,000	1,342,900
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A	5.000%	11/01/2028	AA-	1,000,000	1,162,240
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2029	Aa3	800,000	916,272
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2030	Aa3	1,335,000	1,519,697
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A	5.000%	11/01/2032	AA-	1,500,000	1,703,355

					19,247,840

Oklahoma (1.14%)
Oklahoma Water Resources Board, State Loan Program Revenue Bonds, Refunding Series 2006B	5.000%	10/01/2020	AAA	1,230,000	1,290,233
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,721,750
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.625%	05/01/2025	AA	1,485,000	1,553,548
Grand River Dam Authority, Revenue Bonds, Series 2014A	5.000%	06/01/2031	A1	1,835,000	2,118,416

					7,683,947

Oregon (1.99%)
State of Oregon Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family Mortgage Program) 2007 Series C	4.625%	07/01/2020	Aa2	35,000	35,263
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,000,000	1,086,710
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	Aa3	1,500,000	1,659,030
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2025	Aaa	1,330,000	1,431,027
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (c)	5.750%	08/01/2025	Aa1	745,000	847,892
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (c)	5.750%	08/01/2026	Aa1	670,000	762,534
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (c)	5.750%	08/01/2027	Aa1	750,000	853,582

See accompanying notes to schedules of investments.	23

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Oregon (Cont.)
Tualatin Hills Park & Recreation District, Washington County, Oregon, General Obligation Bonds, Series 2009 (Prerefunded to 06-01-2019 @ 100) (c)	4.625%	06/01/2028	AA	$1,335,000	$1,501,902
North Clackamas School District No. 12, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2014	5.000%	06/15/2028	A	2,500,000	2,953,275
Portland Community College District, Multnomah, Washington, Yamhill, Clackamas and Columbia Counties, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	AA	2,000,000	2,254,120

					13,385,335

Pennsylvania (1.91%)
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds Series of 2006 (Prerefunded to 11-15-2016 @ 100) (c)	4.375%	11/15/2021	Aaa	2,300,000	2,410,469
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2025	Aa1	1,605,000	1,799,478
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2027	Aa1	2,505,000	2,772,910
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2027	AA	2,200,000	2,566,960
County of Northampton, Commonwealth of Pennsylvania, General Obligation Bonds, Series B of 2012 (Tax-Exempt)	5.000%	10/01/2030	AA	1,500,000	1,719,840
The Municipal Authority of the Borough of West View, (Allegheny County, Pennsylvania), Water Revenue Bonds, Series of 2014	5.000%	11/15/2031	AA	1,365,000	1,566,447

					12,836,104

Rhode Island (0.16%)
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A (Prerefunded to 08-01-2017 @ 100) (c)	4.750%	08/01/2023	Aa2	1,000,000	1,077,940

South Carolina (2.17%)
Lugoff-Elgin Water Authority (South Carolina) Waterworks System Revenue Bonds, Series 2007 (Prerefunded to 07-01-2017 @ 100) (c)	5.000%	07/01/2022	A1	1,000,000	1,079,090
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2023	AA-	2,315,000	2,610,973
School District No. 1 of Richland County, South Carolina, General Obligation Refunding Bonds, Series 2011A	4.000%	03/01/2023	AA-	1,675,000	1,868,362
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	1,035,000	1,158,113
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B (Prerefunded to 03-01-2017 @ 100) (c)	4.450%	03/01/2025	Aa2	1,000,000	1,058,430
Berkeley County, South Carolina, Water and Sewer System Refunding Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa3	800,000	876,888
University of South Carolina, Higher Education Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa2	1,130,000	1,240,537
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.000%	12/01/2025	AA-	355,000	361,234
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.500%	12/01/2026	AA-	370,000	385,888
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.500%	12/01/2027	AA-	380,000	392,369
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	4.000%	12/01/2028	AA-	520,000	551,075
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B	5.000%	03/01/2030	A1	2,160,000	2,435,659
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	4.000%	12/01/2030	AA-	535,000	559,064

					14,577,682

South Dakota (0.04%)
Harrisburg School District 41-2, South Dakota, General Obligation Bonds, Series 2012	3.000%	07/15/2022	AA-	250,000	257,758

24	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Tennessee (2.86%)
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2021	Aa2	$1,050,000	$1,150,695
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2022	Aa2	655,000	692,774
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2011 Series A	4.500%	05/15/2022	AA+	2,760,000	3,155,480
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2023	Aa2	670,000	703,272
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B (Prerefunded to 05-01-2018 @ 100) (c)	4.750%	05/01/2023	AA	2,000,000	2,207,020
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A (Prerefunded to 07-01-2020 @ 100) (c)	4.000%	07/01/2023	NR	1,105,000	1,236,451
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	Aa2	895,000	984,330
State of Tennessee, General Obligation Bonds, 2007 Series A (Prerefunded to 10-01-2015 @ 100) (c)	4.400%	10/01/2023	AA+	1,050,000	1,053,538
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series BB-2015	3.000%	03/01/2025	Aa2	1,170,000	1,200,876
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A (Prerefunded to 05-15-2018 @ 100) (c)	4.750%	05/15/2025	AA+	1,000,000	1,105,000
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AAA	2,000,000	2,110,660
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2028	Aa2	725,000	763,490
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2029	Aa2	750,000	785,888
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2030	Aa2	775,000	808,844
Harpeth Valley Utilities District of Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Series 2014	5.000%	09/01/2031	AA	1,065,000	1,224,580

					19,182,898

Texas (3.90%)
City of Plano, Texas, (Collin and Denton Counties), General Obligation Refunding and Improvement Bonds, Series 2011	5.000%	09/01/2019	Aaa	1,000,000	1,142,310
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2006A (Prerefunded to 02-15-2016 @ 100) (c)	5.000%	02/15/2020	AA+	1,535,000	1,567,987

Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007 (Prerefunded to 02-15-2017 @ 100) (c)	4.750%	02/15/2021	Aa2	490,000	520,267
Fort Worth Independent School District, (Tarrant County, Texas), Unlimited Tax School Building Bonds, Series 2010	4.000%	02/15/2021	AA	1,000,000	1,103,590
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007 (Prerefunded to 02-15-2017 @ 100) (c)	4.750%	02/15/2022	Aa2	470,000	499,032
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2022	AA+	375,000	405,109
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2023	AA+	395,000	426,553
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2025	Aa2	2,345,000	2,731,057
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2025	Aa2	2,000,000	2,294,400
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2008	4.625%	02/15/2026	AA	1,165,000	1,255,462
Hays County, Texas, Pass-Through Toll Revenue and Unlimited Tax Bonds, Series 2011	4.750%	02/15/2026	AA	1,620,000	1,828,656
Eanes Independent School District, (A political subdivision of the State of Texas located in Travis County, Texas), Unlimited Tax School Building Bonds, Series 2015A	3.500%	08/01/2026	AA+	1,670,000	1,772,438
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2008A (Prerefunded to 11-15-2018 @ 100) (c)	5.250%	11/15/2026	A1	3,000,000	3,387,330
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2026	Aa2	2,465,000	2,865,464
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	Aa3	1,000,000	1,108,560
Parker County, Texas, Unlimited Tax Road Bonds, Series 2009	5.000%	02/15/2027	AA	1,000,000	1,126,960

See accompanying notes to schedules of investments.	25

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Texas (Cont.)
New Braunfels Independent School District (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2028	AA	$1,000,000	$1,057,350
Conroe Independent School District, (A political subdivision of the State of Texas located within Montgomery County, Texas) Unlimited Tax School Building Bonds, Series 2009A (Prerefunded to 02-15-2018 @ 100) (c)	5.250%	02/15/2028	Aa2	1,000,000	1,107,490

					26,200,015

Utah (1.06%)
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2020	Aa2	410,000	448,077
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2021	Aa2	600,000	650,808
Davis County School District Board of Education, Davis County, Utah, General Obligation School Building Bonds (Utah School Bond Guaranty Program), Series 2007	4.750%	06/01/2022	Aa2	2,375,000	2,546,190
Snyderville Basin Special Recreation District, Summit County, Utah, General Obligation Bonds, Series 2015A	3.000%	12/15/2025	Aa1	1,260,000	1,304,465
Ogden City, Utah, Sewer and Water Revenue Bonds, Series 2008	5.000%	06/15/2029	Aa3	1,970,000	2,162,331

					7,111,871

Virginia (2.51%)
Rivanna Water and Sewer Authority, Regional Water and Sewer System Revenue and Refunding Bonds, Series 2005B	4.500%	10/01/2019	Aa2	1,020,000	1,023,366
County of Chesterfield, Virginia, Water and Sewer Revenue Bonds, Series 2007	4.250%	11/01/2020	Aaa	2,540,000	2,719,426
Henrico County, Virginia, General Obligation Public Improvement Bonds, Series 2006 (Prerefunded to 12-01-2016 @ 100) (c)	4.125%	12/01/2020	Aaa	2,100,000	2,197,272
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Refunding Series 2009 C	4.000%	08/01/2021	Aa1	1,500,000	1,632,375
County of Spotsylvania, Virginia, Water and Sewer System Revenue Bonds, Series 2007 (Prerefunded to 06-01-2017 @ 100) (c)	5.000%	06/01/2023	Aa3	1,235,000	1,328,242
Loudon County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2025	Aaa	1,070,000	1,173,223
Loudon County, Virginia, General Obligation Public Improvement Bonds, Series 2011A (Prerefunded to 12-01-2020 @ 100) (c)	4.000%	12/01/2025	NR	330,000	370,745
Virginia Public School Authority, Special Obligation School Financing Bonds, Fluvanna County, Series 2008 (Prerefunded to 12-01-2018 @ 100) (c)	6.250%	12/01/2026	Aa2	2,000,000	2,331,540

Loudoun County Sanitation Authority (Virginia), Water and Sewer System Revenue and Refunding Bonds, Series 2013	4.000%	01/01/2027	Aaa	650,000	709,436
County of Stafford, Virginia, General Obligation Public Improvement Bonds, Series 2013	4.000%	07/01/2030	Aa1	1,205,000	1,298,062
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2012 D	4.000%	08/01/2030	Aa1	2,000,000	2,099,720

					16,883,407

Washington (5.73%)
Bethel School District No. 403, Pierce County, Washington, Unlimited Tax General Obligation Bonds, 2006 (Prerefunded to 06-01-2016 @ 100) (c)	5.000%	12/01/2020	Aa2	1,000,000	1,034,840
Public Utility District No. 1 of Franklin County, Washington, Electric Revenue and Refunding Bonds, Series 2007	4.750%	09/01/2022	A	985,000	1,054,925
Public Utility District No. 1 of Franklin County, Washington, Electric Revenue and Refunding Bonds, Series 2007 (Prerefunded to 09-01-2017 @ 100) (c)	4.750%	09/01/2022	NR	15,000	16,220
Issaquah School District No. 411, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2012	2.500%	12/01/2022	AA+	680,000	703,276
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	3.000%	12/01/2022	Aa3	620,000	651,763
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2023	Aa3	505,000	598,455
Public Utility District No. 1 of Klickitat County, Washington, Electric System Revenue and Refunding Bonds, Series 2006B	5.000%	12/01/2023	A2	1,000,000	1,054,590
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.000%	12/01/2024	A1	1,875,000	2,015,925

26	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Washington (Cont.)
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2009	4.625%	12/01/2024	Aa3	$4,000,000	$4,510,320
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2025	Aa2	565,000	626,675
The City of Seattle, Washington, Municipal Light and Power Improvement and Refunding Revenue Bonds, 2008	6.000%	04/01/2025	Aa2	1,325,000	1,537,967
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008 (Prerefunded to 06-01-2018 @ 100) (c)	4.750%	12/01/2025	AA+	1,000,000	1,104,700
City of Spokane, Washington, Unlimited Tax General Obligation Bonds, 2015	3.000%	12/01/2025	Aa2	1,295,000	1,336,220
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA+	2,000,000	2,249,940
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2015	3.500%	12/01/2025	AA+	2,000,000	2,181,600
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2026	Aa2	500,000	553,845
State of Washington, Various Purpose General Obligation Refunding Bonds, Series R-2013C	4.000%	07/01/2026	Aa1	2,500,000	2,742,675
Hockinson School District No. 98, Clark County, Washington, Unlimited Tax General Obligation Bonds, 2015	4.000%	12/01/2027	A+	1,090,000	1,182,432
City of Camas, Washington, Water and Sewer Revenue and Refunding Bonds, 2015 (b)	4.000%	12/01/2028	Aa3	1,050,000	1,134,147
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2029	A1	1,000,000	1,132,160
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2014	5.000%	01/01/2030	Aa2	985,000	1,129,174
Energy Northwest, Columbia Generating Station Electric Revenue and Refunding Bonds, Series 2015-A	5.000%	07/01/2030	AA-	5,000,000	5,887,450
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2030	A1	2,100,000	2,365,902
State of Washington, Various Purpose General Obligation Bonds, Series 2009A (Prerefunded to 07-01-2018 @ 100) (c)	5.000%	07/01/2031	Aa1	1,500,000	1,669,980

					38,475,181

West Virginia (1.51%)
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2023	A	2,510,000	2,910,822

West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2024	A	3,200,000	3,707,072
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2025	AA	1,105,000	1,191,312
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2026	AA	2,180,000	2,333,799

					10,143,005

Wisconsin (2.27%)
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.250%	04/01/2021	Aa1	250,000	257,555
City of Sturgeon Bay, Door County, Wisconsin, General Obligation Refunding Bonds (Prerefunded to 10-01-2016 @ 100) (c)	4.750%	10/01/2021	Aa3	545,000	571,013
School District of New Richmond, St. Croix County, Wisconsin, General Obligation Refunding Bonds (Prerefunded to 04-01-2017 @ 100) (c)	4.750%	04/01/2022	Aa2	1,000,000	1,066,380
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.500%	04/01/2022	Aa1	175,000	180,906
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2022	AA-	800,000	915,696
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.500%	04/01/2023	Aa1	285,000	292,635
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2023	AA-	300,000	343,227

See accompanying notes to schedules of investments.	27

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Wisconsin (Cont.)
City of Fond Du Lac, Fond Du Lac County, Wisconsin, Waterworks System Revenue Bonds, Series 2010	5.000%	09/01/2025	A+	$1,000,000	$1,155,820
Western Technical College District, Wisconsin, General Obligation Refunding Bonds, Series 2013C	5.000%	04/01/2029	AA+	3,000,000	3,437,040
State of Wisconsin, General Obligation Bonds of 2008, Series D (Prerefunded to 05-01-2018 @ 100) (c)	6.000%	05/01/2029	Aa2	1,000,000	1,132,090
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2029	A+	1,000,000	1,153,930
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2030	A+	2,000,000	2,283,820
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2031	A+	2,200,000	2,493,524

					15,283,636

Wyoming (0.26%)
City of Cheyenne, Wyoming, Refunding Revenue Water Bonds, Series 2007 (Prerefunded to 12-01-2015 @ 100) (c)	5.000%	12/01/2024	AA	1,700,000	1,720,009

Total Long-term Municipal Bonds
(cost $606,801,339)					637,844,248

				Shares	Value
Short-term Investments (4.87%)
JPMorgan Tax Free Money Market Fund				32,693,613	$32,693,613

Total Short-term Investments
(cost $32,693,613)					32,693,613

TOTAL INVESTMENTS (99.84%)
(cost $639,494,952)					670,537,861
OTHER ASSETS, NET OF LIABILITIES (0.16%)					1,053,233

NET ASSETS (100.00%)					$671,591,094

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Security purchased on a “when-issued” basis.

(c)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

NR - Not Rated

28	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing under normal circumstances at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing under normal circumstances approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in bonds to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds with maturities of one to seventeen years. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information see Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes.

For more information refer to Note 4 Income Taxes.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at August 31, 2015. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Securities Purchased on a “When-Issued” Basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At August 31, 2015, the Municipal Bond Fund had commitments of $5,450,108 (representing 0.81% of net assets) for when-issued securities.

29

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

30

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of August 31, 2015:

	Investments in Securities

Fund	Level 1	Level 2	Level 3	Total
Growth Fund
Common Stocks (a)	$3,913,461,363	$—	$—	$3,913,461,363
Short-term Investments	38,777,274	—	—	38,777,274
Balanced Fund
Common Stocks (a)	993,662,339	—	—	993,662,339
Corporate Bonds (a)	—	346,761,657	—	346,761,657
Foreign Government Bonds	—	2,658,850	—	2,658,850
Agency Commercial Mortgage-Backed Securities	—	26,925,270	—	26,925,270
Agency Notes & Bonds	—	4,794,198	—	4,794,198
U.S. Treasury Obligations	—	230,941,840	—	230,941,840
Short-term Investments	33,225,985	—	—	33,225,985
Interim Fund
U.S. Treasury Obligations	—	323,342,659	—	323,342,659
Short-term Investments	42,104,519	—	—	42,104,519
Municipal Bond Fund
Long-term Municipal Bonds	—	637,844,248	—	637,844,248
Short-term Investments	32,693,613	—	—	32,693,613

(a) Industry classification is disclosed in the Schedules of Investments.

The Funds did not hold any Level 3 securities or derivative instruments as of November 30, 2014 or for the period ended August 31, 2015. There were no transfers of securities between Level 1 and Level 2 as of August 31, 2015 as compared to November 30, 2014.

4.	Income Taxes

As of August 31, 2015, each Fund’s aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,271,923,497	$2,697,132,793	$(16,817,653)	$2,680,315,140
Balanced Fund	991,774,329	661,960,096	(14,764,286)	647,195,810
Interim Fund	363,672,785	2,369,844	(595,451)	1,774,393
Municipal Bond Fund	639,494,952	31,731,345	(688,436)	31,042,909

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

31

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date     October 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date     October 22, 2015

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date     October 22, 2015